Goodwill and Intangible Assets - Summary of Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill [Line Items]
Balance as of Beginning	$ 5,837,060	$ 2,382,917
Acquisition		3,454,143
Measurement period adjustment to goodwill (Note 5)	198,140
Balance as of End	$ 6,035,200	$ 5,837,060